Investment Strategy	Feb. 25, 2026
T. Rowe Price Mid-Cap Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mid-cap stocks and in stocks that are included in its benchmark index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund seeks to employ a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the benchmark index in proportion to each stock’s weighting in the index. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign it with its index.

The fund defines mid-cap stocks as those whose market capitalization, at the time of purchase, falls within the range of its benchmark index. As of December 31, 2025, the market capitalization range for the benchmark index, the Russell Select Mid Cap® Index (Index), was approximately $1.18 billion to $119.56 billion.

The fund attempts to track the performance of mid-cap U.S. stocks by seeking to track, before fees and expenses, the performance of the Index. The Index, which is constructed by the Russell Investment Group, is designed to measure the performance of the mid-cap segment of the U.S. equity universe. It includes approximately 500 mid-cap U.S. securities based on market capitalization without consideration to a growth or value style. The Index is generally constructed by including all of the stocks in the Russell 1000® Index except for those also represented in the S&P 500 Index, and is reconstituted periodically to ensure larger or smaller stocks do not distort the performance and characteristics of the mid-cap opportunity set.

Because the fund typically holds securities in proportion to their weight in the Index, the fund intends to be diversified in approximately the same proportion as the Index is diversified. The fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of changes in the composition of the Index.

The fund may sell securities to better align its portfolio with the characteristics of the Index and will generally seek to sell securities that have been removed from the Index within a reasonable timeframe taking into consideration market conditions.

Strategy Portfolio Concentration [Text]	Under normal conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mid-cap stocks and in stocks that are included in its benchmark index.
T. Rowe Price Small-Cap Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap stocks and in stocks that are included in its benchmark index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund seeks to employ a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the benchmark index in proportion to each stock’s weighting in the index. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign it with its index.

The fund defines small-cap stocks as those whose market capitalization, at the time of purchase, falls within the range of its benchmark index. As of December 31, 2025, the market capitalization range for the benchmark index, the Russell 2000® Index (Index), was approximately $5.61 million to $25.99 billion.

The fund attempts to track the investment return of small-cap U.S. stocks by seeking to track, before fees and expenses, the performance of the Index. The Index, which is constructed by the Russell Investment Group, is designed to measure the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2,000 small-cap U.S. securities based on a combination of their market capitalization and index membership, without consideration to a growth or value style. Some of the securities included in the Index may be considered micro-cap securities. The Index is constructed to provide an unbiased small-cap barometer and is reconstituted periodically to ensure larger stocks do not distort the performance and characteristics of the small-cap opportunity set.

Because the fund typically holds securities in proportion to their weight in the Index, the fund intends to be diversified in approximately the same proportion as the Index is diversified. The fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of changes in the composition of the Index.

The fund may sell securities to better align its portfolio with the characteristics of the Index and will generally seek to sell securities that have been removed from the Index within a reasonable timeframe taking into consideration market conditions.

Strategy Portfolio Concentration [Text]	Under normal conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap stocks and in stocks that are included in its benchmark index.